Expenses (Tables)	12 Months Ended
Jun. 30, 2020
Statement [LineItems]
Disclosure of Expenses

	Consolidated
	June 30, 2020 A$	June 30, 2019 A$	June 30, 2018 A$
Loss before income tax includes the following specific expenses:
Research & Development and Intellectual Property
Research and development	17,859,151	15,756,727	8,972,321
Intellectual property management	2,536,831	834,474	1,017,509

Total Research & Development and Intellectual Property	20,395,982	16,591,201	9,989,830

Corporate administrative expenses
Auditor’s remuneration	282,580	297,028	258,570
Directors fee and employee expenses	1,465,676	1,578,583	1,703,671
Employee share-based payment expenses	1,724,282	1,581,987	2,263,843
US warrants transaction costs	—	236,887	493,487
Other administrative expenses	2,863,141	2,671,676	2,522,490

Total corporate administrative expenses	6,335,679	6,366,161	7,242,061

Depreciation
Plant and equipment	7,434	4,024	1,917
Computers	10,318	10,206	7,814
Furniture and fittings	4,799	1,269	893
Right-of-use asset	126,712	—	—

Total depreciation	149,263	15,499	10,624

Amortization
Patents	—	—	—
Intellectual property	1,930,376	1,863,652	1,798,305

Total amortization	1,930,376	1,863,652	1,798,305

Total depreciation and amortization	2,079,639	1,879,151	1,808,929

Net change in fair value of convertible note liability	1,146,406	996,875	866,848

Net change in fair value of warrants	—	—	189,983